Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Minnesota Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22967

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Nuveen Minnesota Quality Municipal Income Fund

(the “Fund”) to be redeemed:

Adjustable Rate MuniFund Term Preferred Shares, Series 2028, Liquidation Preference $100,000.00 per share (CUSIP #670734 508);

(2)	Date on which the securities are expected to be called or redeemed:

Adjustable Rate MuniFund Term Preferred Shares

Series	Date
Series 2028	On or after November 28, 2022

The Fund intends to redeem a portion of the outstanding Adjustable Rate MuniFund Term Preferred Shares, Series 2028 by the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Adjustable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Adjustable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the outstanding preferred shares, as set forth below:

Adjustable Rate MuniFund Term Preferred Shares

Series	Number of Shares
Series 2028	Up to 70

The Fund may redeem up to the amount of the Adjustable Rate MuniFund Term Preferred Shares, Series 2028 listed above, but may redeem less. A notice providing the final amount of the Adjustable Rate MuniFund Preferred Shares, Series 2028 to be redeemed by the Fund will be provided to the preferred shareholder(s) in accordance with the Statement Establishing and Fixing the Rights and Preferences of the Adjustable Rate MuniFund Term Preferred Shares, Series 2028 of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of October, 2022.

NUVEEN MINNESOTA QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary